CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income [abstract]
Profit (loss) for the year	$ 332,572,682	$ 479,907,776	$ 450,479,180
Profit or loss for financial instruments at fair value through Other comprehensive income (FVOCI)
Gains (losses) for the year for financial instruments at FVOCI	(91,932,589)	(486,897,993)	939,653,706
Adjustment for reclassifications for the year	(145,667,587)	(161,288,552)	(99,736,956)
Related income tax gains (losses) (Note 8.4.)	83,160,063	223,182,909	(243,271,929)
Total comprehensive income	(154,440,113)	(425,003,636)	596,644,821
Fair value changes for equity instruments at FVOCI
Gains (losses) for the year for equity instruments at FVOCI	3,464,708	966,651	4,650,515
Total profit (loss) for the year for equity instruments at FVOCI	3,464,708	966,651	4,650,515
Other comprehensive income (expense), net of tax	(150,975,405)	(424,036,985)	601,295,336
Total comprehensive income for the year	181,597,277	55,870,791	1,051,774,516
Total comprehensive (loss) income attributable to owners of the Bank	164,168,537	52,003,501	1,048,702,258
Attributable to non-controlling interests	$ 17,428,740	$ 3,867,290	$ 3,072,258